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Oberweis Emerging Markets Fund
OBERWEIS EMERGING MARKETS FUND
INVESTMENT OBJECTIVE
The Oberweis Emerging Markets Fund’s (the “Fund”) investment objective is to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investments)
Shareholder Fees - Oberweis Emerging Markets Fund	Investor Class	Institutional Class
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	2.00%	2.00%
Exchange Fee as a percentage of amount redeemed within 90 calendar days of purchase	2.00%	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Oberweis Emerging Markets Fund		Investor Class	Institutional Class
Management Fees		1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		2.29%	2.29%
Total Annual Fund Operating Expenses		3.79%	3.54%
Expense Reimbursement	[1]	(2.04%)	(2.04%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.75%	1.50%
[1]	The Fund’s adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 1.75% of the Fund’s average daily net assets attributable to the Investor Class Shares and 1.50% of the Fund’s average daily net assets attributable to the Institutional Class Shares, excluding any interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (the “expense limitation”), however, the adviser is not obligated to reimburse the Fund for any amounts in excess of fees paid to the adviser. The contractual arrangement continues in force until April 30, 2022. Except for termination, the contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund, subject to approval by the Board of Trustees of The Oberweis Funds. The adviser may recoup the amount of any expenses reimbursed during the term of the contract if the recoupment does not cause the Fund’s expenses to exceed the expense limitation in place at the time of the reimbursement.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Oberweis Emerging Markets Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class	178	970	1,781	3,897
Institutional Class	153	896	1,662	3,675

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expense or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any) in securities of companies based in emerging markets. Currently, securities of companies based in emerging markets include: (1) equity securities of companies that are organized under the law of an emerging market country or that are primarily traded on an exchange or over-the-counter in an emerging market country; or (2) equity securities of companies that have at least 50% of their assets in emerging market countries or derive at least 50% of their revenues from business activities in emerging market countries. Emerging market countries consist of any country defined as Emerging Market, Frontier, or Developing by MSCI, the International Monetary Fund (“IMF”), or the World Bank.
The Fund invests principally in the common stocks of companies that the Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”), believes have the potential for significant long-term growth in market value. The Fund may invest in Chinese securities acquired through the Shanghai-Hong Kong Stock Connect and the Shenzhen-Hong Kong Stock Connect and may invest in equity-linked certificates (also called Participatory Notes). The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities. OAM’s fundamental analysis entails an evaluation of an individual company’s future growth prospects. OAM’s evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to OAM’s estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews. OAM may actively trade the Fund’s portfolio, and as a result, the Fund’s portfolio turnover rate may be high. There are no restrictions on the capitalization of companies whose securities the Fund may buy; however, the Fund generally invests in the stocks of small- and medium-size companies which OAM defines as those with a market capitalization of less than $5 billion or within the range of companies in the MSCI Emerging Markets Small-Cap Index, whichever is greater.

PRINCIPAL RISKS
The biggest risk is that the Fund’s returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund’s share price may also decrease.
The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small- and medium-sized companies, can be volatile. The value of the Fund’s shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund. The value of each security held by the Fund may decline in response to conditions affecting the general economy; political, social, or economic instability at the local, regional, or global level; pandemics, epidemics and other similar circumstances in one or more countries or regions; and currency and interest rate fluctuations. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund’s objective will be met.
Small-sized Company Risk
The Fund is subject to small company risk. Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.
Risks Associated with Non-U.S. Companies
Investments by the Fund in the securities of non-U.S. issuers involve certain additional investment risks different from those of U.S. issuers. These risks include: possibility of political or economic instability of the country of issue, possibility of disruption to international trade patterns, possibility of currency risk, possibility of currency exchange controls, imposition of foreign withholding taxes, seizure or nationalization of foreign deposits or assets, and adoption of adverse foreign government trade restrictions. There may be less publicly available information about a non-U.S. company than about a U.S. company. Sometimes non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices and requirements than U.S. companies. There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the U.S., which may result in less transparency with respect to a company’s operations. The absence of negotiated brokerage in certain countries may result in higher brokerage fees.
Emerging Market Risks
In developing or emerging markets, there is a possibility of expropriation, nationalization, confiscatory taxation or diplomatic developments that could affect investments in those countries. In addition, political and economic structures in emerging markets countries may be new and developing rapidly, which may cause instability. Emerging markets countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.
Equity-linked Certificates Risk
Equity-linked certificates (also called Participatory Notes) are generally subject to the same risks as the foreign equity securities or the basket foreign securities they are linked to. Upon the maturity of the certificate, the holder generally receives a return of principal based on the capital appreciation of the linked security. If the linked security declines in value, the certificate may return a lower amount at maturity. The trading price of an equity-linked certificate also depends on the value of the linked security. Equity-linked certificates involve further risks associated with:
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purchases and sales of certificates, including the possibility that exchange rate fluctuations may negatively affect the value of a certificate,

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the credit quality of the certificate’s issuer and/or guarantor, and

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liquidity risks and restrictions on transferability.

Ratings of issuers or guarantors of equity-linked certificates refer only to the issuer or guarantor’s creditworthiness. They provide no indication of the potential risks of the linked securities.
Currency Risk
Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or currency controls or political developments in the United States or abroad. The Fund may incur currency conversion costs (being the spread between buying and selling of the currency) and subject to exchange rate fluctuation risks in any such currency conversion, which may adversely affect the market value of the Fund’s investments.
Equity Securities Risk
Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, or a particular company.
Management Risk
The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.
Market Risk
Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.
Technology Sector Risk
Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.
Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Finally, while all companies may be susceptible to network security breaches, certain companies in the information technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses. These risks are heightened for information technology companies in foreign markets.
Consumer Discretionary Sector Risk
Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.
Portfolio Turnover Risk
The Fund may experience high rates of portfolio turnover, which results in above-average transaction costs and the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains which are taxed as ordinary income for federal income tax purposes when distributed.

FUND PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the performance of the Fund’s Investor Class shares has varied over time. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at oberweisfunds.com or by calling 800-245-7311.

Annual Total Returns

BEST QUARTER	WORST QUARTER
2Q 2020 31.95%	1Q 2020 -17.79%

Average Annual Total Returns (for the Periods Ended December 31, 2020)
The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market index. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown only for Investor Class and after-tax returns for Institutional Class will vary. In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than or the same as other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.

Average Annual Returns - Oberweis Emerging Markets Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
Investor Class	Return before Taxes	42.81%	12.86%	May 01, 2018
Institutional Class	Institutional Class (Return Before Taxes)	43.15%	13.13%	May 01, 2018
After Taxes on Distributions | Investor Class	Return After Taxes on Distributions	42.81%	12.86%	May 01, 2018
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	25.35%	10.02%	May 01, 2018
MSCI EM Small-Cap (reflects no deduction for fees, expenses or taxes)	MSCI EM Small-Cap (reflects no deduction for fees, expenses or taxes)	19.29%	3.95%	May 01, 2018
[1]	Since the inception of the Fund on May 1, 2018.